JUNIOR SUBORDINATED NOTES - Schedule of Junior Subordinated Notes (Details) $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2025 USD ($)	May 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2025 USD ($)	Oct. 31, 2025 USD ($)	Aug. 01, 2025	Feb. 28, 2025 USD ($)	Dec. 31, 2024 CAD ($)
Debt Instrument [Line Items]
Outstanding			$ 46,928						$ 48,172
Unamortized debt discount and issue costs			(251)						(252)
Junior subordinated debt, due 2056 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount			$ 1,000
Stated interest rate			5.20%		5.20%
Junior subordinated debt, due 2065 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount					$ 750
Stated interest rate			7.00%		7.00%
Junior subordinated debt due 2085 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount					$ 370
Stated interest rate			6.25%		6.25%
TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Outstanding			$ 29,123						30,126
TRANSCANADA PIPELINES LIMITED | Junior subordinated notes
Debt Instrument [Line Items]
Outstanding			12,217						11,146
Unamortized debt discount and issue costs			(123)						(98)
Long-term Debt			$ 12,094						11,048
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2075 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount					$ 750
Stated interest rate		5.88%	5.88%		5.88%
Outstanding			$ 0						$ 1,080
Unamortized debt discount and issue costs		$ (11)
Effective interest rate			0.00%		0.00%				7.50%
Amount		$ 750
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2056 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 1,000
Stated interest rate	5.20%						2.148%
Outstanding			$ 1,000						$ 0
Effective interest rate			5.30%		5.30%				0.00%
Stated interest rate, period of time	5 years		5 years
Stated interest rate, period of time after first term			5 years
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2065 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount								$ 750
Outstanding			$ 1,028						$ 0
Effective interest rate			7.20%		7.20%				0.00%
Stated interest rate, period of time			5 years
Stated interest rate, period of time after first term			5 years
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2067
Debt Instrument [Line Items]
Debt converted				$ 1,000
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2067 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount					$ 1,000
Stated interest rate			6.35%	6.35%	6.35%
Outstanding			$ 1,372						$ 1,440
Effective interest rate			6.00%		6.00%				6.20%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2076 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount					$ 1,200
Stated interest rate			6.13%		6.13%
Outstanding			$ 1,646						$ 1,729
Effective interest rate			7.60%		7.60%				8.00%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2077 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount					$ 1,500
Stated interest rate			5.55%		5.55%
Outstanding			$ 2,057						$ 2,161
Effective interest rate			6.70%		6.70%				7.20%
TRANSCANADA PIPELINES LIMITED | Canadian junior subordinated debt, due 2077 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount			$ 1,500
Stated interest rate			4.90%		4.90%
Outstanding			$ 1,500						$ 1,500
Effective interest rate			5.60%		5.60%				6.80%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2079 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount					$ 1,100
Stated interest rate			5.75%		5.75%
Outstanding			$ 1,509						$ 1,584
Effective interest rate			7.30%		7.30%				7.70%
Stated interest rate, period of time			10 years
Stated interest rate, period of time after first term			5 years
TRANSCANADA PIPELINES LIMITED | $500 notes due 2081 at 4.45% | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount			$ 500
Stated interest rate			4.45%		4.45%
Outstanding			$ 500						$ 500
Effective interest rate			4.50%		4.50%				5.70%
TRANSCANADA PIPELINES LIMITED | $800 notes due 2082 at 5.85% | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount					$ 800
Stated interest rate			5.85%		5.85%
Outstanding			$ 1,097						$ 1,152
Effective interest rate			7.10%		7.10%				7.30%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt due 2085 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount						$ 370
Stated interest rate						6.25%
Outstanding			$ 508						$ 0
Effective interest rate			6.60%		6.60%				0.00%